Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Operating Lease Cost	The components of operating lease costs recorded under operating expenses for the year ended December 31, 2022 were as follows:

Fixed cost and variable payments	$7,617
Short-term lease cost	655
Total operating lease cost	$8,272

Schedule of Future Minimum Lease Payments
As of December 31, 2022, the minimum lease payments for the Company’s ROU assets over the remaining lease periods are as follows:

2023	$9,162
2024	5,942
2025	5,768
2026	5,768
2027	5,768
2028 and thereafter	24,854
Total undiscounted lease payments	57,262
Less: imputed interest	(8,096)
Present value of lease liabilities	$49,166